Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of June 30, 2024 and December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
June 30, 2024
Assets
Marketable securities held in Trust Account:
U.S. Treasury Securities	$18,081,721	$18,081,721	$—	$—
Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2023
Assets
Marketable securities held in Trust Account:
U.S. Treasury Securities	$20,850,793	$20,850,793	$—	$—

NOTE 9. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2023
Assets
Investments held in Trust Account:	—	—	—	—
U.S. Treasury Securities	$20,850,793	$20,850,793	$—	$—
Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2022
Assets
Investments held in Trust Account:	—	—	—	—
U.S. Treasury Securities	$119,220,016	$119,220,016	$—	$—